AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

February 28, 2022 (unaudited)

Principal Amount (000)			U.S. $ Value

INFLATION-LINKED SECURITIES – 48.6%
Japan – 10.1%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026	JPY	2,451,414	$ 22,080,100

United States – 38.5%
U.S. Treasury Inflation Index 0.25%, 01/15/2025 (TIPS)	U.S.$	16,003	17,063,622
0.375%, 07/15/2025 (TIPS)(a)		55,890	60,265,637
0.375%, 01/15/2027 (TIPS)		6,497	7,056,678

			84,385,937

Total Inflation-Linked Securities (cost $103,124,721)			106,466,037

Shares

COMMON STOCKS – 32.1%
Information Technology – 5.4%
Communications Equipment – 0.2%
Cisco Systems, Inc./Delaware		2,148	119,794
F5, Inc.(b)		462	92,793
Juniper Networks, Inc.		2,077	70,182
Motorola Solutions, Inc.		840	185,161
Nokia Oyj(b)		5,115	27,659
Telefonaktiebolaget LM Ericsson - Class B		4,594	42,273

			537,862

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A		2,168	164,790
Arrow Electronics, Inc.(b)		775	94,457
Avnet, Inc.		1,566	65,882
CDW Corp./DE		1,016	175,219
Corning, Inc.		2,176	87,910
Flex Ltd.(b)		3,294	54,318
Hexagon AB		5,852	79,059
TE Connectivity Ltd.		878	125,053
Teledyne Technologies, Inc.(b)		130	55,819
Trimble, Inc.(b)		1,320	92,070
Vontier Corp.		269	6,537

			1,001,114

IT Services – 1.4%
Accenture PLC - Class A		613	193,720
Akamai Technologies, Inc.(b)		806	87,258
Alliance Data Systems Corp.		215	14,502
Amadeus IT Group SA - Class A(b)		787	51,924
Atos SE		247	8,775
Automatic Data Processing, Inc.		831	169,890
Black Knight, Inc.(b)		362	20,341
Broadridge Financial Solutions, Inc.		1,174	171,650
Capgemini SE		360	75,359

Company	Shares	U.S. $ Value

CGI, Inc.(b)	1,595	$130,771
Cognizant Technology Solutions Corp. - Class A	1,099	94,657
DXC Technology Co.(b)	635	21,609
Edenred	463	21,069
Fidelity National Information Services, Inc.	1,949	185,603
Fiserv, Inc.(b)	2,368	231,283
FleetCor Technologies, Inc.(b)	249	58,316
Gartner, Inc.(b)	575	161,241
Global Payments, Inc.	1,430	190,733
International Business Machines Corp.	502	61,500
Kyndryl Holdings, Inc.(b)	100	1,586
Mastercard, Inc. - Class A	649	234,172
Paychex, Inc.	1,472	175,256
PayPal Holdings, Inc.(b)	1,263	141,368
Sabre Corp.(b)	2,420	26,451
VeriSign, Inc.(b)	824	176,105
Visa, Inc. - Class A(c)	718	155,174
Western Union Co. (The) - Class W	3,117	56,667
Worldline SA/France(b)	725	36,970

		2,953,950

Semiconductors & Semiconductor Equipment – 1.3%
Advanced Micro Devices, Inc.(b)	3,412	420,836
Analog Devices, Inc.	1,478	236,909
Applied Materials, Inc.	967	129,771
ASML Holding NV	269	179,967
Broadcom, Inc.	205	120,425
Infineon Technologies AG	1,599	54,104
Intel Corp.	1,884	89,867
KLA Corp.	609	212,237
Lam Research Corp.	384	215,558
Marvell Technology, Inc.	2,554	174,515
Microchip Technology, Inc.	1,578	110,981
Micron Technology, Inc.	1,172	104,144
NVIDIA Corp.	1,024	249,702
NXP Semiconductors NV	516	98,102
Qorvo, Inc.(b)	444	60,730
QUALCOMM, Inc.	984	169,238
Skyworks Solutions, Inc.	431	59,551
STMicroelectronics NV	1,365	57,300
Texas Instruments, Inc.	847	143,982

		2,887,919

Software – 1.7%
Adobe, Inc.(b)	449	209,988
ANSYS, Inc.(b)	635	205,861
Autodesk, Inc.(b)	395	86,991
BlackBerry Ltd.(b)	2,745	18,841
Cadence Design Systems, Inc.(b)	1,796	271,968
CDK Global, Inc.	1,015	46,020
Cerence, Inc.(b)	343	12,386
Citrix Systems, Inc.	604	61,910
Constellation Software, Inc./Canada	106	178,645
Dassault Systemes SE	3,230	155,803
Fortinet, Inc.(b)	1,023	352,444

Company	Shares	U.S. $ Value

Intuit, Inc.	570	$270,391
Micro Focus International PLC (ADR)(c)	345	1,777
Microsoft Corp.	995	297,296
NortonLifeLock, Inc.	1,835	53,178
Nuance Communications, Inc.(b)	2,749	152,625
Open Text Corp.	1,658	72,154
Oracle Corp.	1,536	116,690
Palo Alto Networks, Inc.(b) (c)	297	176,492
Sage Group PLC (The)	5,404	50,697
salesforce.com, Inc.(b)	534	112,423
SAP SE	466	52,567
ServiceNow, Inc.(b)	428	248,206
Splunk, Inc.(b)	575	67,908
Synopsys, Inc.(b)	974	304,268
VMware, Inc. - Class A	1,129	132,454
Workday, Inc. - Class A(b)	384	87,955

		3,797,938

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	1,628	268,815
Dell Technologies, Inc. - Class C(b)	1,368	69,713
Hewlett Packard Enterprise Co.	3,043	48,445
HP, Inc.	2,579	88,615
NetApp, Inc.	1,082	84,807
Seagate Technology Holdings PLC	978	100,891
Topicus.com, Inc.(b)	197	13,851
Western Digital Corp.(b)	465	23,687
Xerox Holdings Corp.	1,717	33,842

		732,666

		11,911,449

Financials – 5.0%
Banks – 1.4%
ABN AMRO Bank NV (GDR)	1,125	14,971
Agricultural Bank of China Ltd. - Class H	420,000	159,062
Banco Bilbao Vizcaya Argentaria SA	3,189	18,923
Banco de Sabadell SA(b)	16,277	14,074
Banco Santander SA	3,967	13,210
Bank of America Corp.	1,350	59,670
Bank of China Ltd. - Class H	357,000	138,981
Bank of Communications Co., Ltd. - Class H	226,000	154,930
Bank of Ireland Group PLC(b)	2,334	15,487
Bank of Montreal	747	85,297
Bank of Nova Scotia (The)	862	62,465
Bankinter SA	3,395	19,278
Barclays PLC	10,110	24,704
BNP Paribas SA	331	19,206
CaixaBank SA	8,772	28,812
Canadian Imperial Bank of Commerce	584	73,918
China CITIC Bank Corp., Ltd. - Class H	265,000	124,527
China Construction Bank Corp. - Class H	233,000	174,742
China Everbright Bank Co., Ltd. - Class H	345,000	128,308
China Minsheng Banking Corp., Ltd. - Class H	212,400	82,730
Citigroup, Inc.	564	33,406
Citizens Financial Group, Inc.	745	39,053
Comerica, Inc.	403	38,482

Company	Shares	U.S. $ Value

Commerzbank AG(b)	2,045	$17,090
Credit Agricole SA	1,641	20,904
Danske Bank A/S	858	14,533
DNB Bank ASA	1,818	40,702
Erste Group Bank AG	821	29,184
Fifth Third Bancorp	1,167	55,829
First Citizens BancShares, Inc./NC - Class A	43	33,903
First Republic Bank/CA	402	69,651
HSBC Holdings PLC	5,317	36,912
Huntington Bancshares, Inc.	2,387	37,046
ING Groep NV	1,574	18,382
Intesa Sanpaolo SpA	18,206	46,540
JPMorgan Chase & Co.	448	63,526
KBC Group NV	411	29,611
KeyCorp	1,685	42,243
Lloyds Banking Group PLC	36,308	23,401
M&T Bank Corp.	381	69,430
National Bank of Canada	1,132	90,765
NatWest Group PLC	6,922	21,210
Nedbank Group Ltd.	441	6,269
Nordea Bank Abp	3,090	34,186
Nordea Bank Abp (Finland)	88	971
People’s United Financial, Inc.	2,269	47,831
PNC Financial Services Group, Inc. (The)	291	57,982
Raiffeisen Bank International AG	1,044	17,012
Regions Financial Corp.	1,804	43,639
Royal Bank of Canada	718	79,425
Signature Bank/New York NY	215	74,151
Skandinaviska Enskilda Banken AB - Class A	3,315	38,190
Societe Generale SA	422	11,933
Standard Chartered PLC	2,940	20,952
Svenska Handelsbanken AB - Class A	2,923	27,788
Swedbank AB - Class A	1,696	27,402
Toronto-Dominion Bank (The)	1,045	84,326
Truist Financial Corp.	1,653	102,850
UniCredit SpA	1,079	13,633
US Bancorp	800	45,232
Wells Fargo & Co.	690	36,825

		3,055,695

Capital Markets – 1.3%
3i Group PLC	4,463	79,504
ABRDN PLC	11,793	32,687
Affiliated Managers Group, Inc.	225	31,131
Ameriprise Financial, Inc.	250	74,948
Bank of New York Mellon Corp. (The)	853	45,337
BlackRock, Inc. - Class A	109	81,084
Brookfield Asset Management, Inc. - Class A	41	2,240
Brookfield Asset Management, Inc. - Class A (Canada)	1,867	102,033
Charles Schwab Corp. (The)	1,564	132,095
CI Financial Corp.	2,261	37,014
CITIC Securities Co., Ltd. - Class H	92,000	222,889
CME Group, Inc. - Class A	377	89,172
Credit Suisse Group AG	1,310	10,974
Deutsche Bank AG(b)	1,113	13,740
Deutsche Boerse AG	355	60,429
Franklin Resources, Inc.	837	24,884
Goldman Sachs Group, Inc. (The)	162	55,289
Haitong Securities Co., Ltd. - Class H	98,800	85,016

Company	Shares	U.S. $ Value

Hargreaves Lansdown PLC	1,868	$28,312
IGM Financial, Inc.	1,289	45,794
Intercontinental Exchange, Inc.	727	93,143
Invesco Ltd.	1,109	23,555
Investec PLC	4,737	25,946
Jefferies Financial Group, Inc.	1,464	52,031
Julius Baer Group Ltd.	634	37,125
London Stock Exchange Group PLC	1,249	109,108
Moody’s Corp.	325	104,660
Morgan Stanley	1,891	171,589
MSCI, Inc. - Class A	361	181,110
Nasdaq, Inc.	753	128,876
Ninety One PLC	2,368	7,910
Northern Trust Corp.	412	46,927
Onex Corp.	648	43,517
Partners Group Holding AG	68	91,922
Quilter PLC(d)	3,254	5,659
Raymond James Financial, Inc.	627	68,751
S&P Global, Inc.	626	235,088
Schroders PLC	944	38,646
SEI Investments Co.	695	40,713
St. James’s Place PLC	2,130	39,933
State Street Corp.	421	35,924
T Rowe Price Group, Inc.	627	90,639
UBS Group AG	1,814	33,372

		2,960,716

Consumer Finance – 0.2%
Ally Financial, Inc.	1,228	61,277
American Express Co.	516	100,383
Capital One Financial Corp.	376	57,629
Discover Financial Services	568	70,114
Navient Corp.	1,339	23,580
Provident Financial PLC(b)	1,368	5,280
Synchrony Financial	1,033	44,192

		362,455

Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. - Class B(b)	231	74,255
Element Fleet Management Corp.	3,194	31,348
EXOR NV	480	36,367
Groupe Bruxelles Lambert SA	1,242	128,965
Industrivarden AB	44	1,215
Industrivarden AB - Class C	1,828	49,547
Investor AB	3,608	73,468
Jackson Financial, Inc.	38	1,554
Kinnevik AB(b)	1,368	34,830
L E Lundbergforetagen AB - Class B	856	41,334
M&G PLC	1,555	4,281
Voya Financial, Inc.(c)	775	52,196
Wendel SE	294	29,846

		559,206

Insurance – 1.8%
Admiral Group PLC	1,243	49,516
Aegon NV	4,545	22,451
Aflac, Inc.	1,388	84,793
Ageas SA/NV	832	40,024

Company	Shares	U.S. $ Value

Alleghany Corp.(b)	66	$43,687
Allianz SE	222	50,043
Allstate Corp. (The)	643	78,677
American International Group, Inc.	720	44,093
Aon PLC	435	127,081
Arch Capital Group Ltd.(b)	1,779	83,809
Arthur J Gallagher & Co.	958	151,546
Assicurazioni Generali SpA	1,915	37,873
Assurant, Inc.	420	71,278
Aviva PLC	5,185	29,053
Axis Capital Holdings Ltd.	710	38,780
Baloise Holding AG	288	48,310
Brighthouse Financial, Inc.(b)	60	3,136
Brookfield Asset Management Reinsurance Partners Ltd.(b)	12	665
China Life Insurance Co., Ltd. - Class H	44,000	72,892
Chubb Ltd.	371	75,550
Cincinnati Financial Corp.	705	86,567
CNP Assurances	1,623	39,558
Direct Line Insurance Group PLC	8,791	34,878
Everest Re Group Ltd.	214	63,819
Fairfax Financial Holdings Ltd.	85	41,206
Fidelity National Financial, Inc.	1,183	56,358
Gjensidige Forsikring ASA	2,409	59,586
Globe Life, Inc.	598	60,374
Great-West Lifeco, Inc.	2,017	60,677
Hannover Rueck SE	383	70,511
Hartford Financial Services Group, Inc. (The)	878	61,003
iA Financial Corp., Inc.	1,008	59,891
Intact Financial Corp.	960	137,687
Legal & General Group PLC	13,473	49,815
Lincoln National Corp.	446	30,069
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	5,676
Loews Corp.	1,014	62,199
Manulife Financial Corp.	2,171	43,985
Mapfre SA	8,898	17,467
Markel Corp.(b)	39	48,473
Marsh & McLennan Cos., Inc.	753	117,024
MetLife, Inc.	661	44,651
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	58,159
New China Life Insurance Co., Ltd. - Class H	37,000	105,889
NN Group NV	985	47,275
Old Mutual Ltd.	9,763	8,002
Poste Italiane SpA	5,111	58,621
Power Corp. of Canada	3,725	114,880
Principal Financial Group, Inc.	589	41,607
Progressive Corp. (The)	1,147	121,502
Prudential Financial, Inc.	336	37,518
Prudential PLC	1,555	23,509
Reinsurance Group of America, Inc. - Class A	376	41,683
RenaissanceRe Holdings Ltd.	388	58,503
Sampo Oyj - Class A	886	41,805
SCOR SE	791	25,753
Sun Life Financial, Inc.	1,344	70,683
Swiss Life Holding AG	132	80,543
Swiss Re AG	469	44,816
Travelers Cos., Inc. (The)	464	79,729

Company	Shares	U.S. $ Value

Trisura Group Ltd.(b)	28	$767
Tryg A/S	4,038	91,363
UnipolSai Assicurazioni SpA	12,165	32,971
Unum Group	830	23,174
W R Berkley Corp.	1,102	99,511
Willis Towers Watson PLC	352	78,250
Zurich Insurance Group AG	154	70,685

		3,861,929

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	2,408	31,087
Annaly Capital Management, Inc.(c)	3,658	25,460

		56,547

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	38,220

		10,894,768

Health Care – 3.6%
Biotechnology – 0.3%
AbbVie, Inc.	1,379	203,775
Alkermes PLC(b)	331	8,229
Amgen, Inc.	320	72,473
Biogen, Inc.(b)	169	35,661
BioMarin Pharmaceutical, Inc.(b)	341	26,639
Genmab A/S(b)	279	93,771
Gilead Sciences, Inc.	703	42,461
Grifols SA	2,271	43,058
Idorsia Ltd.(b)	213	4,260
Incyte Corp.(b)	189	12,909
Regeneron Pharmaceuticals, Inc.(b)	66	40,812
Seagen, Inc.(b)	303	39,048
United Therapeutics Corp.(b)	217	36,065
Vertex Pharmaceuticals, Inc.(b)	246	56,585

		715,746

Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	1,269	153,067
Alcon, Inc.	184	14,215
Align Technology, Inc.(b)	301	153,950
Arjo AB - Class B	2,759	23,667
Baxter International, Inc.	1,040	88,369
Becton Dickinson and Co.	362	98,203
Boston Scientific Corp.(b)	1,769	78,137
Coloplast A/S - Class B	742	111,625
Cooper Cos., Inc. (The)	246	100,619
Demant A/S(b)	2,432	102,778
DENTSPLY SIRONA, Inc.	989	53,544
Dexcom, Inc.(b)	430	177,981
Edwards Lifesciences Corp.(b)	960	107,875
Getinge AB - Class B	2,759	107,089
Hologic, Inc.(b)	1,129	80,351
IDEXX Laboratories, Inc.(b)	330	175,676
Intuitive Surgical, Inc.(b)	549	159,391

Company	Shares	U.S. $ Value

Koninklijke Philips NV	488	$16,669
Medtronic PLC	683	71,708
ResMed, Inc.	778	191,972
Smith & Nephew PLC	4,175	74,674
Sonova Holding AG	435	168,430
Stryker Corp.	486	127,988
Teleflex, Inc.	270	90,804
Zimmer Biomet Holdings, Inc.	375	47,696

		2,576,478

Health Care Providers & Services – 0.7%
AmerisourceBergen Corp. - Class A	482	68,699
Anthem, Inc.	274	123,807
Cardinal Health, Inc.	702	37,915
Centene Corp.(b)	956	78,985
Cigna Corp.	492	116,988
Covetrus, Inc.(b)	280	4,961
CVS Health Corp.	1,161	120,338
DaVita, Inc.(b)	632	71,271
Fresenius Medical Care AG & Co. KGaA	755	48,440
Fresenius SE & Co. KGaA	693	24,180
HCA Healthcare, Inc.	514	128,659
Henry Schein, Inc.(b)	702	60,639
Humana, Inc.	169	73,400
Laboratory Corp. of America Holdings(b)	407	110,403
McKesson Corp.	241	66,265
Mediclinic International PLC(b)	5,230	23,054
MEDNAX, Inc.(b)	637	14,950
Patterson Cos., Inc.	1,039	31,066
Quest Diagnostics, Inc.	556	72,986
UnitedHealth Group, Inc.	310	147,520
Universal Health Services, Inc. - Class B	362	52,103

		1,476,629

Health Care Technology – 0.0%
Cerner Corp.	701	65,368

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	816	106,374
Danaher Corp.	776	212,942
Eurofins Scientific SE	1,160	117,714
Illumina, Inc.(b)	183	59,768
IQVIA Holdings, Inc.(b)	646	148,657
Lonza Group AG	278	192,349
Mettler-Toledo International, Inc.(b)	105	147,918
QIAGEN NV(b)	1,521	76,418
Thermo Fisher Scientific, Inc.	346	188,224
Waters Corp.(b)	286	90,585

		1,340,949

Pharmaceuticals – 0.8%
AstraZeneca PLC	729	88,607
AstraZeneca PLC (Sponsored ADR)	492	29,953
Bausch Health Cos., Inc.(b)	834	20,062
Bayer AG	526	30,383
Bristol-Myers Squibb Co.	1,220	83,777

Company	Shares	U.S. $ Value

Eli Lilly & Co.	693	$173,215
GlaxoSmithKline PLC	3,649	76,097
Hikma Pharmaceuticals PLC	2,641	73,525
Jazz Pharmaceuticals PLC(b)	223	30,645
Johnson & Johnson	554	91,172
Mallinckrodt PLC(b)	476	55
Merck & Co., Inc.	863	66,089
Merck KGaA	536	106,314
Novartis AG	923	81,124
Novo Nordisk A/S - Class B	1,284	132,873
Organon & Co.	86	3,210
Orion Oyj - Class B	948	44,517
Perrigo Co. PLC	428	15,203
Pfizer, Inc.	2,016	94,631
Roche Holding AG	268	101,500
Sanofi	604	63,138
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)	1,184	17,997
UCB SA	558	60,898
Viatris, Inc.	1,277	14,060
Vifor Pharma AG	380	66,701
Zoetis, Inc.	996	192,875

		1,758,621

		7,933,791

Industrials – 3.3%
Aerospace & Defense – 0.5%
Airbus SE(b)	181	23,110
Babcock International Group PLC(b)	1,434	6,316
BAE Systems PLC	2,639	25,337
Boeing Co. (The)(b)	219	44,969
Bombardier, Inc. - Class B(b)	7,317	9,121
CAE, Inc.(b)	2,809	75,150
Dassault Aviation SA	110	16,369
General Dynamics Corp.	241	56,502
Howmet Aerospace, Inc.	824	29,598
Huntington Ingalls Industries, Inc.	180	36,792
L3Harris Technologies, Inc.	1,019	257,104
Leonardo SpA(b)	684	6,098
Lockheed Martin Corp.	198	85,892
Meggitt PLC(b)	2,664	26,832
Northrop Grumman Corp.	198	87,544
Raytheon Technologies Corp.	1,280	131,456
Rolls-Royce Holdings PLC(b)	5,507	7,597
Safran SA	174	22,124
Textron, Inc.	720	52,654
Thales SA	192	21,950
TransDigm Group, Inc.(b)	93	61,993

		1,084,508

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	534	51,627
Deutsche Post AG	500	25,131
DSV A/S	295	54,297
Expeditors International of Washington, Inc.	744	76,900
FedEx Corp.	189	42,009

Company	Shares	U.S. $ Value

Kuehne & Nagel International AG	139	$37,907
Royal Mail PLC	3,581	18,820
United Parcel Service, Inc. - Class B	471	99,108

		405,799

Airlines – 0.1%
American Airlines Group, Inc.(b)	507	8,746
Delta Air Lines, Inc.(b)	566	22,595
Deutsche Lufthansa AG(b)	1,312	9,965
easyJet PLC(b)	1,301	10,439
International Consolidated Airlines Group SA(b)	4,711	9,241
Southwest Airlines Co.(b)	528	23,126
United Airlines Holdings, Inc.(b)	315	13,986

		98,098

Building Products – 0.2%
A O Smith Corp.	711	48,760
Assa Abloy AB - Class B	848	22,258
Carrier Global Corp.	587	26,345
Cie de Saint-Gobain	254	15,749
Fortune Brands Home & Security, Inc.	681	59,179
Geberit AG	50	32,709
Johnson Controls International PLC	1,024	66,519
Masco Corp.	1,061	59,458
Otis Worldwide Corp.	293	22,951
Resideo Technologies, Inc.(b)	63	1,622

		355,550

Commercial Services & Supplies – 0.3%
Cintas Corp.	386	144,874
G4S PLC(b) (e) (f)	3,969	13,045
ISS A/S(b)	413	7,539
Republic Services, Inc. - Class A	966	116,190
Securitas AB - Class B	1,405	17,010
Societe BIC SA	160	8,443
Stericycle, Inc.(b)	372	21,710
Waste Connections, Inc.	891	110,030
Waste Management, Inc.	916	132,270

		571,111

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	524	12,740
Boskalis Westminster	549	15,855
Bouygues SA	319	11,407
China Railway Group Ltd. - Class H	179,000	105,101
Eiffage SA	192	19,558
Epiroc AB - Class A	436	8,193
Epiroc AB - Class B	520	8,429
Ferrovial SA	1,062	28,933
Fluor Corp.(b) (c)	716	15,509
HOCHTIEF AG	79	5,328
Metso Outotec Oyj	1,685	14,195
Orascom Construction PLC	173	865
Skanska AB - Class B	763	17,269
SNC-Lavalin Group, Inc.	1,097	24,701
Vinci SA	175	18,349

		306,432

Company	Shares	U.S. $ Value

Electrical Equipment – 0.2%
ABB Ltd.(b)	788	$26,629
Acuity Brands, Inc.	140	25,532
AMETEK, Inc.	672	87,219
Eaton Corp. PLC	547	84,397
Emerson Electric Co.	688	63,929
Legrand SA	296	27,925
nVent Electric PLC	481	16,320
Prysmian SpA	537	17,678
Rockwell Automation, Inc.	235	62,646
Schneider Electric SE	198	30,677
Sensata Technologies Holding PLC(b)	858	49,687
Siemens Energy AG(b)	59	1,403
Vestas Wind Systems A/S	760	24,507

		518,549

Industrial Conglomerates – 0.1%
3M Co.	284	42,217
DCC PLC	173	13,576
General Electric Co.	199	19,006
Honeywell International, Inc.	378	71,726
Melrose Industries PLC	8,829	17,468
Roper Technologies, Inc.	184	82,472
Siemens AG	118	16,624
Smiths Group PLC	1,381	28,173

		291,262

Machinery – 0.6%
AGCO Corp.	496	59,599
Alfa Laval AB	849	27,534
Alstom SA	671	17,070
ANDRITZ AG	354	15,870
Atlas Copco AB - Class A	436	22,360
Atlas Copco AB - Class B	520	23,496
Caterpillar, Inc.	323	60,588
CNH Industrial NV	1,193	16,970
Cummins, Inc.	221	45,110
Daimler Truck Holding AG(b)	174	5,303
Deere & Co.	289	104,046
Dover Corp.	428	67,136
Electrolux Professional AB - Class B(b)	748	4,333
Flowserve Corp.	599	18,192
Fortive Corp.	674	43,641
GEA Group AG	378	16,529
Husqvarna AB - Class B	2,521	30,363
Illinois Tool Works, Inc.	349	75,503
IMI PLC	1,187	23,254
Ingersoll Rand, Inc.	413	20,865
Iveco Group NV(b)	238	1,987
Kone Oyj - Class B	326	19,023
Middleby Corp. (The)(b)	251	44,583
Neles Oyj	392	5,101
PACCAR, Inc.	502	46,089
Parker-Hannifin Corp.	211	62,538

Company	Shares	U.S. $ Value

Pentair PLC	481	$27,855
Sandvik AB	907	19,548
Schindler Holding AG	78	17,897
Schindler Holding AG (REG)	81	18,156
SKF AB - Class B	706	13,036
Snap-on, Inc.	233	48,972
Stanley Black & Decker, Inc.	329	53,528
Trane Technologies PLC	469	72,193
Volvo AB - Class B	910	17,503
Wartsila Oyj Abp	732	8,198
Weir Group PLC (The)	503	10,604
Westinghouse Air Brake Technologies Corp.	457	42,419
Xylem, Inc./NY	796	70,804
Zardoya Otis SA	1,731	13,644

		1,311,440

Marine – 0.0%
AP Moller - Maersk A/S - Class A	10	29,985
AP Moller - Maersk A/S - Class B	9	28,471

		58,456

Professional Services – 0.4%
Adecco Group AG	233	11,004
Bureau Veritas SA	963	27,535
Capita PLC(b)	1,612	604
CoStar Group, Inc.(b)	2,870	175,099
Equifax, Inc.	383	83,624
Experian PLC	1,125	43,947
Intertek Group PLC	254	18,233
Jacobs Engineering Group, Inc.	615	75,645
ManpowerGroup, Inc.	340	36,135
Nielsen Holdings PLC	827	14,406
Randstad NV	258	17,582
RELX PLC	1,139	34,784
RELX PLC (London)	1,122	34,168
Robert Half International, Inc.	701	84,323
SGS SA	10	28,614
Thomson Reuters Corp.	1,197	121,032
Verisk Analytics, Inc. - Class A	637	112,966
Wolters Kluwer NV	490	49,926

		969,627

Road & Rail – 0.3%
AMERCO	94	54,295
Canadian National Railway Co.	661	82,000
Canadian Pacific Railway Ltd.	960	67,469
Canadian Pacific Railway Ltd.	1,400	98,580
CSX Corp.	1,578	53,510
JB Hunt Transport Services, Inc.	438	88,883
Norfolk Southern Corp.	311	79,778
Union Pacific Corp.	324	79,688

		604,203

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(b)	317	17,254
Ashtead Group PLC	560	36,390
Brenntag SE	322	26,994
Bunzl PLC	677	26,753

Company	Shares	U.S. $ Value

Fastenal Co.	1,510	$77,705
Ferguson PLC	296	45,104
Finning International, Inc.	1,846	53,712
Rexel SA(b)	970	21,348
Travis Perkins PLC	697	13,531
United Rentals, Inc.(b)	195	62,716
WW Grainger, Inc.	196	93,504

		475,011

Transportation Infrastructure – 0.1%
Aena SME SA(b)	131	21,380
Aeroports de Paris(b)	132	18,663
Atlantia SpA(b)	613	11,276
Fraport AG Frankfurt Airport Services Worldwide(b)	264	17,879
Getlink SE	1,705	27,808

		97,006

		7,147,052

Consumer Staples – 2.9%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	20,734
Brown-Forman Corp. - Class B	1,553	101,302
Carlsberg AS - Class B	434	63,646
Coca-Cola Co. (The)	2,349	146,202
Coca-Cola Europacific Partners PLC	1,012	52,790
Coca-Cola HBC AG(b)	1,304	33,130
Constellation Brands, Inc. - Class A	321	69,214
Diageo PLC	1,525	75,552
Heineken Holding NV	450	36,751
Heineken NV	502	50,922
Keurig Dr Pepper, Inc.	924	35,731
Molson Coors Beverage Co. - Class B	775	40,440
Monster Beverage Corp.(b)	1,264	106,682
PepsiCo, Inc.	845	138,360
Pernod Ricard SA	347	75,750
Remy Cointreau SA	337	64,857

		1,112,063

Food & Staples Retailing – 0.8%
Alimentation Couche-Tard, Inc.	3,374	132,431
Carrefour SA	1,249	25,110
Casino Guichard Perrachon SA(b)	448	7,976
Costco Wholesale Corp.	505	262,221
Distribuidora Internacional de Alimentacion SA(b)	54,700	854
Empire Co., Ltd. - Class A	3,731	115,565
Etablissements Franz Colruyt NV	915	36,597
George Weston Ltd.	1,283	139,121
J Sainsbury PLC	10,711	39,504
Jeronimo Martins SGPS SA	2,095	45,675
Koninklijke Ahold Delhaize NV	1,925	59,217
Kroger Co. (The)	1,741	81,479
Loblaw Cos. Ltd.	1,937	151,094
METRO AG(b)	963	8,994
Metro, Inc/.CN	3,499	182,638
Rite Aid Corp.(b) (c)	91	834

Company	Shares	U.S. $ Value

Sysco Corp.	1,355	$118,021
Tesco PLC	11,257	43,609
Walgreens Boots Alliance, Inc.	793	36,549
Walmart, Inc.	1,159	156,650

		1,644,139

Food Products – 0.9%
Archer-Daniels-Midland Co.	1,514	118,773
Aryzta AG(b)	6,292	7,187
Associated British Foods PLC	933	23,872
Barry Callebaut AG	33	76,120
Bunge Ltd.	891	93,154
Campbell Soup Co.	1,279	57,517
Chocoladefabriken Lindt & Spruengli AG	9	95,469
Chocoladefabriken Lindt & Spruengli AG (REG)	1	112,245
Conagra Brands, Inc.	1,969	68,856
Danone SA	580	35,287
General Mills, Inc.	1,305	87,996
Hershey Co. (The)	758	153,313
Hormel Foods Corp.	1,930	91,945
Ingredion, Inc.	628	55,729
J M Smucker Co. (The)	614	82,736
Kellogg Co.	1,053	67,329
Kerry Group PLC - Class A	503	59,927
Kraft Heinz Co. (The)	886	34,749
McCormick & Co., Inc./MD	1,800	171,306
Mondelez International, Inc. - Class A	1,174	76,873
Mowi ASA	1,945	50,081
Nestle SA	608	79,220
Orkla ASA	3,826	35,840
Saputo, Inc.	2,289	56,092
Tate & Lyle PLC	4,685	47,030
Tyson Foods, Inc. - Class A	1,060	98,220

		1,936,866

Household Products – 0.4%
Church & Dwight Co., Inc.	1,639	160,376
Clorox Co. (The)	669	97,533
Colgate-Palmolive Co.	1,207	92,879
Edgewell Personal Care Co.(c)	667	23,798
Essity AB - Class B	1,288	33,148
Henkel AG & Co. KGaA	338	25,988
Henkel AG & Co. KGaA (Preference Shares)	356	28,255
Kimberly-Clark Corp.	706	91,886
Procter & Gamble Co. (The)	1,192	185,821
Reckitt Benckiser Group PLC	499	42,254
Spectrum Brands Holdings, Inc.	587	54,462

		836,400

Personal Products – 0.2%
Beiersdorf AG	471	47,744
Coty, Inc. - Class A(b)	2,104	19,294
Estee Lauder Cos., Inc. (The) - Class A	855	253,362
L’Oreal SA	228	90,134
Unilever PLC	811	40,738
Unilever PLC (Netherlands)	860	43,150

		494,422

Company	Shares	U.S. $ Value

Tobacco – 0.1%
Altria Group, Inc.	1,060	$54,367
British American Tobacco PLC	579	25,376
British American Tobacco PLC (Sponsored ADR)	643	28,446
Imperial Brands PLC	987	21,582
Philip Morris International, Inc.	715	72,265
Swedish Match AB	13,450	97,778

		299,814

		6,323,704

Materials – 2.7%
Chemicals – 1.4%
Air Liquide SA	447	74,249
Air Products and Chemicals, Inc.	522	123,349
Akzo Nobel NV	408	38,818
Albemarle Corp.	546	106,956
Arkema SA	294	38,989
Axalta Coating Systems Ltd.(b)	2,149	58,109
BASF SE	444	29,564
Celanese Corp. - Class A	722	100,560
CF Industries Holdings, Inc.	1,192	96,778
Chr Hansen Holding A/S	469	34,192
Corteva, Inc.	701	36,473
Covestro AG	458	24,222
Croda International PLC	632	63,263
Dow, Inc.	701	41,331
DuPont de Nemours, Inc.	701	54,236
Eastman Chemical Co.	794	94,065
Ecolab, Inc.	833	146,825
EMS-Chemie Holding AG	47	46,489
Evonik Industries AG	1,232	37,085
FMC Corp.	742	86,999
FUCHS PETROLUB SE	915	36,152
Givaudan SA	25	104,385
International Flavors & Fragrances, Inc.	533	70,889
Johnson Matthey PLC	1,127	28,321
K&S AG(b)	1,009	25,883
Koninklijke DSM NV	642	120,545
LANXESS AG	442	21,531
Linde PLC(b)	436	127,853
Livent Corp.(b) (c)	693	16,320
LyondellBasell Industries NV - Class A	645	62,713
Methanex Corp.	1,103	57,426
Mosaic Co. (The)	2,007	105,227
Novozymes A/S - Class B	559	36,689
Nutrien Ltd.	3,184	273,837
PPG Industries, Inc.	660	88,077
Sherwin-Williams Co. (The)	693	182,349
Sika AG	360	119,460
Solvay SA	330	36,802
Symrise AG	710	84,452
Umicore SA	1,130	46,228
Yara International ASA	866	44,105

		3,021,796

Construction Materials – 0.1%
CRH PLC	1,075	48,867
HeidelbergCement AG	356	23,100

Company	Shares	U.S. $ Value

Holcim Ltd.(b)	595	$29,951
Imerys SA	563	24,016
Martin Marietta Materials, Inc.	237	89,918
Vulcan Materials Co.	393	71,310

		287,162

Containers & Packaging – 0.4%
Avery Dennison Corp.	978	172,324
Ball Corp.	1,802	161,711
CCL Industries, Inc. - Class B	1,790	80,695
Crown Holdings, Inc.	1,332	163,396
International Paper Co.	1,270	55,283
Packaging Corp. of America	678	99,795
Sealed Air Corp.	1,509	101,299
Westrock Co.	1,050	47,534

		882,037

Metals & Mining – 0.7%
Agnico Eagle Mines Ltd.	888	44,859
Anglo American PLC	1,415	71,828
Antofagasta PLC	2,036	41,225
ArcelorMittal SA	987	30,625
Arconic Corp.(b)	206	6,324
Barrick Gold Corp. (London)	1,911	43,240
Barrick Gold Corp. (Toronto)	2,364	53,435
BHP Group Ltd.	1,449	48,985
Boliden AB	977	43,457
Eldorado Gold Corp.(b)	1,427	15,672
First Quantum Minerals Ltd.	3,202	93,900
Franco-Nevada Corp.	739	108,830
Freeport-McMoRan, Inc.	2,604	122,258
Fresnillo PLC	1,276	12,172
Glencore PLC(b)	5,705	33,545
Kinross Gold Corp.	6,730	33,557
Newmont Corp.	1,386	91,753
Newmont Corp. (Toronto)	1,053	69,793
Norsk Hydro ASA	4,362	41,422
Nucor Corp.	910	119,774
Rio Tinto PLC	669	52,311
Teck Resources Ltd. - Class B	2,652	95,493
thyssenkrupp AG(b)	1,007	10,676
Turquoise Hill Resources Ltd.(b)	641	13,184
voestalpine AG	636	21,020
Wheaton Precious Metals Corp.	1,870	81,941
Yamana Gold, Inc.	7,199	35,384

		1,436,663

Paper & Forest Products – 0.1%
Mondi PLC	1,889	39,634
Stora Enso Oyj - Class R	2,477	47,172
Svenska Cellulosa AB SCA - Class B	1,288	21,014
Sylvamo Corp.(b)	115	4,014
UPM-Kymmene Oyj	1,348	46,578
West Fraser Timber Co., Ltd.	1,065	106,307

		264,719

		5,892,377

Company	Shares	U.S. $ Value

Consumer Discretionary – 2.5%
Auto Components – 0.1%
Aptiv PLC(b)	302	$39,091
Autoliv, Inc.	287	25,259
BorgWarner, Inc.	676	27,723
Cie Generale des Etablissements Michelin SCA - Class B	199	27,394
Continental AG(b)	107	9,118
Faurecia SE(e)	29	1,092
Faurecia SE (Italy)	21	806
Goodyear Tire & Rubber Co. (The)(b)	816	12,640
Lear Corp.	199	31,311
Linamar Corp.	630	32,899
Magna International, Inc. - Class A (Canada)	729	54,162
Nokian Renkaat Oyj	578	10,894
Schaeffler AG (Preference Shares)	1,288	8,569
Valeo	282	6,219
Veoneer, Inc.(b)	287	10,174
Vitesco Technologies Group AG(b)	21	882

		298,233

Automobiles – 0.3%
Bayerische Motoren Werke AG	252	24,269
Bayerische Motoren Werke AG (Preference Shares)	288	23,290
Ferrari NV	303	65,111
Ford Motor Co.	2,754	48,360
General Motors Co.(b)	869	40,600
Harley-Davidson, Inc.(c)	457	18,874
Mercedes-Benz Group AG	349	27,264
Porsche Automobil Holding SE (Preference Shares)	377	37,628
Renault SA(b)	203	6,362
Stellantis NV	1,735	31,644
Stellantis NV	1,290	23,442
Tesla, Inc.(b)	270	235,016
Volkswagen AG	151	39,054
Volkswagen AG (Preference Shares)	138	27,128

		648,042

Distributors – 0.0%
Genuine Parts Co.	435	53,140
LKQ Corp.	877	41,175

		94,315

Diversified Consumer Services – 0.0%
H&R Block, Inc.(c)	830	20,592

Hotels, Restaurants & Leisure – 0.5%
Accor SA(b)	515	17,589
Aramark	1,174	43,391

Company	Shares	U.S. $ Value

Booking Holdings, Inc.(b)	17	$36,928
Carnival Corp.(b)	557	11,324
Carnival PLC(b)	409	7,676
Chipotle Mexican Grill, Inc. - Class A(b)	57	86,831
Compass Group PLC	1,758	39,736
Darden Restaurants, Inc.	368	53,441
Domino’s Pizza, Inc.	151	65,264
Expedia Group, Inc.(b)	215	42,164
Flutter Entertainment PLC(b)	226	32,546
Hilton Worldwide Holdings, Inc.(b)	532	79,194
InterContinental Hotels Group PLC(b)	470	32,727
Las Vegas Sands Corp.(b)	477	20,444
Marriott International, Inc./MD - Class A(b)	350	59,549
McDonald’s Corp.	324	79,306
MGM Resorts International	769	34,059
Norwegian Cruise Line Holdings Ltd.(b)	485	9,453
Restaurant Brands International, Inc.	668	37,392
Royal Caribbean Cruises Ltd.(b)	277	22,359
Sodexo SA	224	18,701
Starbucks Corp.	666	61,132
Travel & Leisure Co.	277	15,526
TUI AG-DI(b)	4,509	14,428
Whitbread PLC(b)	756	29,511
Wyndham Hotels & Resorts, Inc.	277	23,936
Wynn Resorts Ltd.(b)	179	15,487
Yum! Brands, Inc.	630	77,225

		1,067,319

Household Durables – 0.2%
Barratt Developments PLC	2,559	20,844
Berkeley Group Holdings PLC	507	26,367
DR Horton, Inc.	836	71,394
Electrolux AB	748	13,393
Garmin Ltd.	605	66,816
Leggett & Platt, Inc.	679	25,177
Lennar Corp. - Class A	555	49,883
Lennar Corp. - Class B	11	831
Mohawk Industries, Inc.(b)	156	21,962
Newell Brands, Inc.	610	14,488
Persimmon PLC	763	24,556
PulteGroup, Inc.	1,261	62,621
SEB SA	178	25,888
Taylor Wimpey PLC	9,372	18,798
Toll Brothers, Inc.	690	37,439
Whirlpool Corp.	167	33,612

		514,069

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.(b)	29	89,067
eBay, Inc.	1,712	93,458
MercadoLibre, Inc.(b)	134	150,971
Qurate Retail, Inc.	1,207	6,651
Zalando SE(b)	758	50,169

		390,316

Company	Shares	U.S. $ Value

Leisure Products – 0.0%
Hasbro, Inc.	367	$35,617
Mattel, Inc.(b)	1,058	26,429
Nordic Entertainment Group AB - Class B(b)	65	2,207
Polaris, Inc.(c)	248	30,135

		94,388

Multiline Retail – 0.2%
Canadian Tire Corp. Ltd. - Class A	300	44,230
Cie Financiere Richemont SA	285	38,163
Dollar General Corp.	382	75,766
Dollar Tree, Inc.(b)	304	43,192
Dollarama, Inc.	1,356	70,073
Kohl’s Corp.	485	26,976
Macy’s, Inc.	699	18,118
Marks & Spencer Group PLC(b)	4,897	11,414
Next PLC	400	36,625
Nordstrom, Inc.(b) (c)	496	10,287
Target Corp.	562	112,271

		487,115

Specialty Retail – 0.5%
Advance Auto Parts, Inc.	173	35,375
AutoNation, Inc.(b)	587	67,305
AutoZone, Inc.(b)	47	87,579
Bath & Body Works, Inc.(g)	409	21,828
Bed Bath & Beyond, Inc.(b) (c)	660	11,147
Best Buy Co., Inc.	397	38,366
CarMax, Inc.(b) (c)	276	30,175
CECONOMY AG	963	3,823
Currys PLC	4,868	6,111
Dick’s Sporting Goods, Inc.(c)	553	58,065
Dufry AG(b)	127	5,932
Foot Locker, Inc.(c)	407	12,869
Gap, Inc. (The)	852	12,397
H & M Hennes & Mauritz AB - Class B	936	15,621
Home Depot, Inc. (The)	245	77,378
Industria de Diseno Textil SA	757	19,747
Kingfisher PLC	6,282	25,627
Lowe’s Cos., Inc.	362	80,024
O’Reilly Automotive, Inc.(b)	119	77,260
Ross Stores, Inc.	451	41,217
Signet Jewelers Ltd.(c)	287	20,233
TJX Cos., Inc. (The)	1,056	69,802
Tractor Supply Co.	570	116,160
Ulta Beauty, Inc.(b)	91	34,079
Victoria’s Secret & Co.(b)	136	7,294
Wickes Group PLC	782	1,906

		977,320

Textiles, Apparel & Luxury Goods – 0.5%
adidas AG	138	32,629
Burberry Group PLC	981	25,434
Capri Holdings Ltd.(b)	474	32,109

Company	Shares	U.S. $ Value

Christian Dior SE	102	$72,233
EssilorLuxottica SA	493	86,063
Gildan Activewear, Inc.	1,287	50,526
Hanesbrands, Inc.	1,331	20,564
Hermes International	67	92,395
HUGO BOSS AG	261	15,927
Kering SA	75	52,023
Kontoor Brands, Inc.	82	4,062
Lululemon Athletica, Inc.(b)	362	115,818
LVMH Moet Hennessy Louis Vuitton SE	90	66,141
NIKE, Inc. - Class B	676	92,308
Pandora A/S	240	24,575
Puma SE	60	5,502
PVH Corp.	229	22,417
Ralph Lauren Corp.	379	50,043
Swatch Group AG (The)	56	17,221
Swatch Group AG (The) (REG)	301	17,832
Tapestry, Inc.	597	24,417
Under Armour, Inc. - Class A(b)	1,122	20,073
Under Armour, Inc. - Class C(b)	1,242	19,412
VF Corp.	576	33,420

		993,144

		5,584,853

Utilities – 2.2%
Electric Utilities – 1.2%
Alliant Energy Corp.	1,649	96,301
American Electric Power Co., Inc.	1,054	95,545
Constellation Energy Corp.	497	22,852
Duke Energy Corp.	865	86,855
Edison International	797	50,546
EDP - Energias de Portugal SA	19,584	95,618
Electricite de France SA	3,570	32,275
Emera, Inc.	2,500	116,962
Endesa SA	3,408	74,913
Enel SpA	10,639	78,398
Entergy Corp.	880	92,585
Evergy, Inc.	973	60,725
Eversource Energy	1,141	93,334
Exelon Corp.	1,491	63,457
FirstEnergy Corp.	1,915	80,143
Fortis, Inc./Canada	2,662	121,979
Fortum Oyj	4,004	83,795
Hydro One Ltd.(d)	3,582	88,455
Iberdrola SA	8,676	98,434
NextEra Energy, Inc.	2,156	168,750
OGE Energy Corp.	1,973	74,086
Orsted AS	1,497	193,733
Pinnacle West Capital Corp.	753	53,335
PPL Corp.	1,790	46,844
Red Electrica Corp. SA	3,748	74,249
Southern Co. (The)	1,397	90,484
SSE PLC	3,489	79,182
Terna - Rete Elettrica Nazionale	13,636	111,717
Xcel Energy, Inc.	1,190	80,123

		2,505,675

Company	Shares	U.S. $ Value

Gas Utilities – 0.2%
AltaGas Ltd.	3,076	$67,757
Atmos Energy Corp.	860	94,437
Enagas SA	3,496	73,883
Macquarie Infrastructure Holdings LLC	570	2,080
Naturgy Energy Group SA	2,625	70,428
Snam SpA	22,765	126,488
UGI Corp.	1,317	50,625

		485,698

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	4,046	85,897

Multi-Utilities – 0.7%
Ameren Corp.	1,162	99,874
Atco Ltd./Canada - Class I	1,665	54,686
Canadian Utilities Ltd. - Class A	2,932	81,657
CenterPoint Energy, Inc.	2,121	58,009
Centrica PLC(b)	23,244	23,941
CMS Energy Corp.	1,535	98,255
Consolidated Edison, Inc.	866	74,277
Dominion Energy, Inc.	1,315	104,582
DTE Energy Co.	687	83,532
E.ON SE	6,694	91,049
Engie SA	3,398	54,139
National Grid PLC	4,604	69,610
NiSource, Inc.	2,608	75,449
Public Service Enterprise Group, Inc.	1,187	76,953
RWE AG	2,734	126,592
Sempra Energy	547	78,888
United Utilities Group PLC	6,181	88,714
Veolia Environnement SA	3,120	108,784
WEC Energy Group, Inc.	1,055	95,878

		1,544,869

Water Utilities – 0.1%
American Water Works Co., Inc.	869	131,297
Severn Trent PLC	2,353	90,527

		221,824

		4,843,963

Energy – 1.6%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	758	22,270
ChampionX Corp.(b)	214	4,582
Core Laboratories NV(c)	280	7,717
Drilling Co. of 1972 A/S (The)(b)	38	1,493
Halliburton Co.	747	25,047
Helmerich & Payne, Inc.	490	17,753
NOV, Inc.	851	14,595
Petrofac Ltd.(b)	6,919	9,933
Saipem SpA(b)	858	1,011
Schlumberger NV	606	23,779
Tenaris SA	3,797	48,933
Weatherford International PLC(b)	1	28

		177,141

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 1.6%
Antero Resources Corp.(b)	1,271	$29,144
APA Corp.	607	21,627
ARC Resources Ltd.	4,153	51,343
BP PLC	13,599	66,283
Cameco Corp.	2,728	67,086
Canadian Natural Resources Ltd.	1,035	57,821
Cenovus Energy, Inc.	5,037	79,201
Cheniere Energy, Inc.	609	80,936
Chevron Corp.	571	82,224
China Petroleum & Chemical Corp. - Class H	230,000	114,422
China Shenhua Energy Co., Ltd. - Class H	99,000	272,842
ConocoPhillips	1,067	101,216
Continental Resources, Inc./OK(c)	603	33,424
Coterra Energy, Inc.	2,088	48,713
Crescent Point Energy Corp.	2,365	16,924
Devon Energy Corp.	669	39,839
Diamondback Energy, Inc.	286	39,497
DTE Midstream LLC(b)	343	18,213
Enbridge, Inc.	1,314	56,769
Eni SpA	4,936	76,778
EOG Resources, Inc.	364	41,831
EQT Corp.	539	12,472
Equinor ASA	4,590	144,289
Equitrans Midstream Corp.	431	2,763
Exxon Mobil Corp.	713	55,913
Galp Energia SGPS SA	4,711	52,148
Hess Corp.	565	57,099
HollyFrontier Corp.	1,019	31,029
Imperial Oil Ltd.	1,534	68,852
Keyera Corp.	1,731	40,547
Kinder Morgan, Inc.	1,880	32,712
Koninklijke Vopak NV	1,705	63,183
Lundin Energy AB	2,787	102,838
Marathon Oil Corp.	1,390	31,358
Marathon Petroleum Corp.	1,407	109,563
Murphy Oil Corp.(c)	914	31,688
Neste Oyj	4,680	182,495
Occidental Petroleum Corp.	864	37,783
OMV AG	1,553	73,928
ONEOK, Inc.	703	45,906
Ovintiv, Inc.	398	18,248
Ovintiv, Inc. (Canada)	403	18,432
Pembina Pipeline Corp.	2,130	72,428
Peyto Exploration & Development Corp.	1,639	14,146
Phillips 66	607	51,134
Pioneer Natural Resources Co.	271	64,932
PrairieSky Royalty Ltd.	1,883	25,463
Range Resources Corp.(b) (c)	940	21,573
Shell PLC	6,226	164,185
Southwestern Energy Co.(b) (c)	2,381	11,881
Suncor Energy, Inc.	1,483	45,350
Targa Resources Corp.	621	40,595
TC Energy Corp.	1,444	77,583
Thungela Resources Ltd.(b)	141	1,274
TotalEnergies SE	1,632	83,143
Tourmaline Oil Corp.	1,532	60,434
Valero Energy Corp.	618	51,609

Company	Shares	U.S. $ Value

Vermilion Energy, Inc.(b)	920	$17,202
Williams Cos., Inc. (The)	1,051	32,875

		3,445,186

		3,622,327

Communication Services – 1.5%
Diversified Telecommunication Services – 0.6%
Altice USA, Inc. - Class A(b)	713	8,242
AT&T, Inc.	2,772	65,669
BCE, Inc.	3,032	159,243
BT Group PLC	7,665	19,125
Charter Communications, Inc. - Class A(b)	83	49,948
Comcast Corp. - Class A	824	38,530
Deutsche Telekom AG	2,256	40,438
Elisa Oyj	1,116	61,834
Eurazeo SE	635	49,048
Eutelsat Communications SA	1,132	12,398
Koninklijke KPN NV	12,242	41,894
Liberty Global PLC(b)	1,811	46,851
Liberty Global PLC - Class A(b)	813	20,959
Liberty Latin America Ltd. - Class C(b)	1,189	11,997
Lumen Technologies, Inc.(c)	3,838	39,762
Orange SA	2,176	26,311
Proximus SADP	1,770	35,188
Shaw Communications, Inc. - Class B	2,404	72,092
Sirius XM Holdings, Inc.(c)	4,633	28,539
Swisscom AG	114	68,287
Telecom Italia SpA/Milano	31,583	13,269
Telecom Italia SpA/Milano (Savings Shares)	39,625	16,455
Telefonica Deutschland Holding AG	7,772	21,209
Telefonica SA	3,869	18,478
Telenet Group Holding NV	522	18,170
Telenor ASA	2,325	34,400
Telia Co. AB	12,753	47,418
TELUS Corp.	6,684	168,801
United Internet AG	623	21,187
Verizon Communications, Inc.	1,696	91,024

		1,346,766

Entertainment – 0.2%
Activision Blizzard, Inc.	841	68,542
Bollore SA	3,319	16,794
Electronic Arts, Inc.	495	64,395
Modern Times Group MTG AB - Class B(b)	90	1,158
Netflix, Inc.(b)	129	50,893
Universal Music Group NV	1,098	25,070
Walt Disney Co. (The)(b)	1,074	159,446

		386,298

Interactive Media & Services – 0.3%
Adevinta ASA - Class B(b)	2,027	21,715
Alphabet, Inc. - Class A(b)	78	210,689
Alphabet, Inc. - Class C(b)	76	205,034
Auto Trader Group PLC	4,579	40,497
Cars.com, Inc.(b)	283	4,579

Company	Shares	U.S. $ Value

Meta Platforms, Inc. - Class A(b)	387	$81,669
TripAdvisor, Inc.(b)	426	10,837
Twitter, Inc.(b)	1,866	66,336

		641,356

Media – 0.3%
Discovery, Inc. - Class A(b) (c)	1,012	28,387
Discovery, Inc. - Class C(b)	1,427	39,913
DISH Network Corp. - Class A(b)	297	9,492
Fox Corp. - Class A	338	14,139
Fox Corp. - Class B	340	13,008
Interpublic Group of Cos., Inc. (The)	1,393	51,262
ITV PLC(b)	7,799	11,491
JCDecaux SA(b)	889	25,129
Lagardere SA(b)	819	23,210
Liberty Broadband Corp.(b)	346	50,758
Liberty Media Corp-Liberty SiriusXM - Class A(b)	944	47,540
Liberty Media Corp-Liberty SiriusXM - Class C(b)	855	43,024
Loyalty Ventures, Inc.(b)	86	2,064
News Corp. - Class A	2,510	56,023
Omnicom Group, Inc.	460	38,589
Paramount Global - Class B(c)	829	25,376
Pearson PLC	1,740	15,053
ProSiebenSat.1 Media SE	638	8,722
Publicis Groupe SA	351	23,294
RTL GROUP(b)	289	16,104
RTL Group SA	30	1,680
Schibsted ASA	973	27,962
Schibsted ASA - Class B	1,054	27,283
SES SA	1,380	10,912
TEGNA, Inc.	850	19,482
Vivendi SE	1,098	13,861
WPP PLC	1,472	20,703

		664,461

Wireless Telecommunication Services – 0.1%
Millicom International Cellular SA(b)	591	13,710
Rogers Communications, Inc. - Class B	2,193	113,309
T-Mobile US, Inc.(b)	970	119,514
Tele2 AB - Class B	4,849	64,255
Vodafone Group PLC	17,886	31,485

		342,273

		3,381,154

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.1%
Alexandria Real Estate Equities, Inc.	370	70,078
American Tower Corp.	354	80,312
AvalonBay Communities, Inc.	234	55,830
Boston Properties, Inc.	360	44,032
British Land Co. PLC (The)	5,156	36,436
Brixmor Property Group, Inc.	1,101	27,657
Camden Property Trust	472	77,932
Covivio	424	34,688

Company	Shares	U.S. $ Value

Crown Castle International Corp.	494	$82,295
Digital Realty Trust, Inc.	378	51,000
DigitalBridge Group, Inc.(b)	3,138	22,751
Duke Realty Corp.	1,323	70,119
Equinix, Inc.	91	64,585
Equity Residential	641	54,677
Essex Property Trust, Inc.	185	58,676
Extra Space Storage, Inc.	489	92,005
Federal Realty Investment Trust	282	33,158
Gecina SA	296	37,616
H&R Real Estate Investment Trust	3,643	37,163
Hammerson PLC	28,225	13,983
Healthpeak Properties, Inc.	1,144	35,533
Host Hotels & Resorts, Inc.(b)	1,706	31,169
ICADE	547	33,777
Intu Properties PLC(b) (f)	9,375	0
Iron Mountain, Inc.(c)	1,144	56,262
JBG SMITH Properties	232	6,190
Kimco Realty Corp.	1,471	34,613
Klepierre SA(b)	1,062	30,357
Land Securities Group PLC	3,092	32,765
Macerich Co. (The)	518	7,925
Mid-America Apartment Communities, Inc.	487	99,645
National Retail Properties, Inc.	864	36,815
Orion Office REIT, Inc.(b)	116	1,975
Primaris REIT	910	10,267
Prologis, Inc.	1,398	203,898
Public Storage	203	72,069
Realty Income Corp.	1,162	76,797
Regency Centers Corp.	664	43,751
RioCan Real Estate Investment Trust	3,105	61,537
SBA Communications Corp.	280	84,949
Segro PLC	5,086	88,451
Simon Property Group, Inc.	199	27,374
SL Green Realty Corp.(c)	357	28,389
SmartCentres Real Estate Investment Trust	1,619	40,631
UDR, Inc.	1,200	65,844
Ventas, Inc.	613	33,102
Vornado Realty Trust	465	20,125
Welltower, Inc.	621	51,723
Weyerhaeuser Co.	1,110	43,157

		2,404,083

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(b)	938	90,845
Deutsche Wohnen SE	1,099	45,423
First Capital Real Estate Investment Trust	2,575	36,873
Jones Lang LaSalle, Inc.(b)	249	61,309
Swiss Prime Site AG	732	71,731
Unibail-Rodamco-Westfield(b)	156	11,891
Vonovia SE	1,666	88,436

Company		Shares	U.S. $ Value

Zillow Group, Inc. - Class C(b) (c)		848	$48,777

			455,285

			2,859,368

Total Common Stocks (cost $40,878,276)			70,394,806

INVESTMENT COMPANIES – 8.4%
Funds and Investment Trusts – 8.4%(h)
Altaba, Inc.(e) (f)		1,120	0
iShares Russell 1000 Value ETF - Class E		41,760	6,764,285
iShares Russell 2000 Value ETF(c)		20,070	3,185,912
VanEck Vectors JPMorgan EM Local Currency Bond ETF - Class E(c)		98,020	2,664,183
Vanguard Global ex-U.S. Real Estate ETF(c)		19,860	1,027,358
Vanguard Real Estate ETF(c)		46,320	4,749,653

Total Investment Companies (cost $17,224,254)			18,391,391

Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Mexico – 0.6%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,172,331)	U.S.$	1,174	1,242,679

Shares

WARRANTS – 0.0%
Energy – 0.0%
Energy Equipment & Services – 0.0%
Weatherford International PLC, expiring 11/26/2023(b)		20	10

Oil, Gas & Consumable Fuels – 0.0%
Cenovus Energy, Inc., expiring 01/01/2026(b)		200	2,115
Occidental Petroleum Corp., expiring 08/03/2027(b)		108	2,458

			4,573

			4,583

Counsumer Discretionary – 0.0%
Textiles, Apparel & Luxury Goods – 0.0%
Cie Financiere Richemont SA, expiring 11/27/2023(b)		570	503

Total Warrants (cost $1,355)			5,086

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Internet & Direct Marketing Retail – 0.0%
Qurate Retail, Inc. 8.00%	36	$3,357

Real Estate – 0.0%
Real Estate Management & Development – 0.0%
Brookfield Property Preferred LP 6.25% (c)	29	691

Total Preferred Stocks (cost $10,293)		4,048

SHORT-TERM INVESTMENTS – 5.0%
Investment Companies – 5.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(h) (i) (j) (cost $10,969,780)	10,969,780	10,969,780

Total Investments Before Security Lending Collateral for Securities Loaned – 94.7% (cost $173,381,010)		207,473,827

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(h) (i) (j) (cost $2,230,126)	2,230,126	2,230,126

Total Investments – 95.7% (cost $175,611,136)(k)		209,703,953
Other assets less liabilities – 4.3%		9,392,585

Net Assets – 100.0%		$219,096,538

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	3	March 2022	$293,910	$(5,663)
Brent Crude Futures	36	July 2022	3,230,640	140,147
Canadian 10 Yr Bond Futures	62	June 2022	6,685,239	40,953
Cattle Feeder Futures	7	March 2022	552,038	(21,289)
Coffee Robusta Futures	32	May 2022	668,800	(52,497)
Coffee ‘C’ Futures	11	July 2022	955,144	(21,326)
Copper Futures	24	May 2022	2,672,700	(30,662)
Corn Futures	89	July 2022	3,012,650	254,224
Cotton No.2 Futures	12	July 2022	694,920	(11,165)
Cotton No.2 Futures	3	December 2022	150,540	(4,104)
Euro STOXX 50 Index Futures	119	March 2022	5,239,746	(263,908)
Euro-Bund Futures	26	March 2022	4,869,632	(218,089)
Gasoline RBOB Futures	10	June 2022	1,175,874	50,294

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Gold 100 OZ Futures	38	April 2022	$7,222,660	$133,972
Hang Seng Index Futures	8	March 2022	1,159,727	(81,843)
Japan 10 Yr Bond (OSE) Futures	3	March 2022	3,927,282	(42,508)
KC HRW Wheat Futures	13	July 2022	611,488	93,883
Lean Hogs Futures	26	July 2022	1,174,940	57,094
Live Cattle Futures	18	August 2022	987,480	2,832
LME Nickel Futures	11	March 2022	1,623,666	201,085
LME Primary Aluminum Futures	28	March 2022	2,361,800	371,259
LME Zinc Futures	16	March 2022	1,472,300	28,648
Long Gilt Futures	37	June 2022	6,109,139	44,201
Low SU Gasoil Futures	12	July 2022	954,600	48,186
MSCI Emerging Markets Futures	139	March 2022	8,169,725	(397,049)
MSCI Singapore IX ETS Futures	29	March 2022	708,903	(35,707)
Natural Gas Futures	80	April 2022	3,536,000	34,481
Nikkei 225 (CME) Futures	9	March 2022	1,199,250	(10,651)
NY Harbor ULSD Futures	11	June 2022	1,260,937	57,656
OMXS30 Index Futures	41	March 2022	923,372	15,957
Platinum Futures	12	April 2022	623,220	40,875
Silver Futures	14	May 2022	1,705,620	33,144
Soybean Futures	37	July 2022	2,990,525	299,705
Soybean Meal Futures	37	July 2022	1,637,250	107,305
Soybean Oil Futures	43	July 2022	1,826,382	169,386
SPI 200 Futures	33	March 2022	4,208,162	(94,502)
Sugar 11 (World) Futures	56	September 2022	1,103,872	(17,212)
TOPIX Index Futures	46	March 2022	7,566,303	(367,251)
U.S. T-Note 5 Yr (CBT) Futures	129	June 2022	15,258,280	86,530
U.S. T-Note 10 Yr (CBT) Futures	79	June 2022	10,067,562	82,735
Wheat (CBT) Futures	39	July 2022	1,788,150	258,514
WTI Crude Futures	47	June 2022	4,169,840	186,773
Sold Contracts
Bloomberg Commodity Index Futures	762	March 2022	8,728,710	(163,845)
E-Mini Russell 2000 Futures	7	March 2022	715,575	30,790
FTSE 100 Index Futures	19	March 2022	1,894,943	(65,547)
Japan 10 Yr Bond (OSE) Futures	9	March 2022	11,781,847	128,727
NASDAQ 100 E-MINI Futures	8	March 2022	2,276,480	346,772
S&P 400 E-Mini Futures	1	March 2022	265,800	(11,375)
S&P 500 E-Mini Futures	42	March 2022	9,172,800	318,831
S&P TSX 60 Index Futures	17	March 2022	3,421,191	(27,726)
TOPIX Index Futures	3	March 2022	493,454	23,916
U.S. T-Note 10 Yr (CBT) Futures	78	June 2022	9,940,125	(81,764)

				$1,663,192

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	DKK	3,946	USD	602	03/24/2022	$6,445
Bank of America, NA	CLP	2,901,128	USD	3,495	03/25/2022	(125,885)
Bank of America, NA	USD	2,113	CLP	1,739,113	03/25/2022	57,404
Bank of America, NA	INR	26,598	USD	353	04/07/2022	2,153
Bank of America, NA	INR	73,897	USD	971	04/07/2022	(5,020)
Bank of America, NA	PHP	134,857	USD	2,602	04/28/2022	(20,013)
Bank of America, NA	TWD	18,539	USD	676	04/28/2022	12,632
Bank of America, NA	USD	663	TWD	18,539	04/28/2022	149
Bank of America, NA	USD	1,313	TWD	36,414	04/28/2022	(10,461)
Barclays Bank PLC	USD	3,947	RUB	294,952	03/02/2022	(1,215,537)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	28,170	USD	5,564	03/03/2022	$95,798
Barclays Bank PLC	BRL	686	USD	129	03/03/2022	(3,970)
Barclays Bank PLC	USD	5,615	BRL	28,856	03/03/2022	(13,406)
Barclays Bank PLC	USD	1,463	NOK	13,101	03/16/2022	22,453
Barclays Bank PLC	MXN	11,513	USD	552	03/24/2022	(7,855)
Barclays Bank PLC	SEK	15,746	USD	1,685	03/24/2022	21,470
Barclays Bank PLC	USD	1,796	SEK	16,929	03/24/2022	(8,129)
Barclays Bank PLC	COP	1,377,583	USD	345	03/25/2022	(3,749)
Barclays Bank PLC	PEN	5,487	USD	1,424	03/25/2022	(21,916)
Barclays Bank PLC	USD	2,541	CLP	2,079,887	03/25/2022	54,452
Barclays Bank PLC	USD	186	CLP	147,854	03/25/2022	(1,025)
Barclays Bank PLC	USD	790	PEN	3,054	03/25/2022	15,253
Barclays Bank PLC	USD	472	PEN	1,776	03/25/2022	(4,188)
Barclays Bank PLC	USD	6,185	BRL	31,610	04/04/2022	(101,986)
Barclays Bank PLC	INR	32,992	USD	442	04/07/2022	6,370
Barclays Bank PLC	INR	24,632	USD	323	04/07/2022	(1,885)
Barclays Bank PLC	USD	796	INR	60,364	04/07/2022	1,350
Barclays Bank PLC	USD	793	INR	59,590	04/07/2022	(5,698)
Barclays Bank PLC	USD	702	ZAR	10,889	04/21/2022	1,921
Barclays Bank PLC	CAD	677	USD	531	04/22/2022	(3,272)
Barclays Bank PLC	AUD	4,936	USD	3,496	04/28/2022	(92,448)
Barclays Bank PLC	IDR	21,824,637	USD	1,517	04/28/2022	3,974
Barclays Bank PLC	IDR	13,273,439	USD	916	04/28/2022	(4,235)
Barclays Bank PLC	KRW	4,462,785	USD	3,733	04/28/2022	24,084
Barclays Bank PLC	KRW	2,458,771	USD	2,028	04/28/2022	(15,580)
Barclays Bank PLC	PHP	14,601	USD	284	04/28/2022	75
Barclays Bank PLC	PHP	50,451	USD	978	04/28/2022	(2,405)
Barclays Bank PLC	USD	2,445	AUD	3,446	04/28/2022	60,609
Barclays Bank PLC	USD	139	IDR	2,017,449	04/28/2022	450
Barclays Bank PLC	USD	255	IDR	3,677,473	04/28/2022	(153)
Barclays Bank PLC	USD	188	JPY	21,615	04/28/2022	74
Barclays Bank PLC	USD	5,053	KRW	6,027,730	04/28/2022	(43,839)
Barclays Bank PLC	USD	10,302	PHP	534,502	04/28/2022	89,948
Barclays Bank PLC	USD	1,118	CZK	24,852	05/06/2022	(17,863)
Barclays Bank PLC	USD	2,395	HUF	779,925	05/06/2022	(59,391)
Barclays Bank PLC	USD	897	CNH	5,697	05/18/2022	(504)
Barclays Bank PLC	MYR	21,186	USD	5,044	06/16/2022	6,064
Barclays Bank PLC	MYR	33,298	USD	7,870	06/16/2022	(47,755)
Barclays Bank PLC	USD	12,129	MYR	50,980	06/16/2022	(6,214)
BNP Paribas SA	HUF	206,987	USD	656	05/06/2022	36,321
BNP Paribas SA	USD	4,156	EUR	3,674	05/12/2022	(25,823)
Citibank, NA	SEK	10,165	USD	1,105	03/24/2022	31,021
Citibank, NA	COP	10,212,330	USD	2,555	03/25/2022	(33,078)
Citibank, NA	USD	1,374	CLP	1,133,068	03/25/2022	39,554
Citibank, NA	USD	343	COP	1,370,404	03/25/2022	4,246
Citibank, NA	USD	2,495	CZK	54,026	05/06/2022	(103,810)
Credit Suisse International	MXN	14,407	USD	706	03/24/2022	5,281
Credit Suisse International	SEK	3,937	USD	419	03/24/2022	3,289
Credit Suisse International	USD	595	MXN	12,233	03/24/2022	(12)
Credit Suisse International	KRW	867,044	USD	725	04/28/2022	4,250
Credit Suisse International	USD	353	AUD	491	04/28/2022	4,225
Credit Suisse International	USD	1,259	JPY	144,653	04/28/2022	1,207
Credit Suisse International	CZK	43,424	USD	1,925	05/06/2022	2,947
Credit Suisse International	CNH	16,424	USD	2,579	05/18/2022	(6,575)
Credit Suisse International	USD	2,044	CNH	13,008	05/18/2022	3,172
Deutsche Bank AG	RUB	66,505	USD	801	03/02/2022	185,505
Deutsche Bank AG	BRL	23,399	USD	4,553	03/03/2022	10,870
Deutsche Bank AG	USD	4,268	BRL	23,399	03/03/2022	274,477
Deutsche Bank AG	CHF	1,063	USD	1,155	03/16/2022	(5,199)
Deutsche Bank AG	GBP	6,257	USD	8,552	03/17/2022	156,725
Deutsche Bank AG	USD	1,128	GBP	824	03/17/2022	(22,019)
Deutsche Bank AG	MXN	22,230	USD	1,079	03/24/2022	(2,543)
Deutsche Bank AG	USD	6,283	SEK	59,043	03/24/2022	(46,229)
Deutsche Bank AG	CLP	3,696,424	USD	4,569	03/25/2022	(43,728)
Deutsche Bank AG	COP	588,957	USD	150	03/25/2022	728
Deutsche Bank AG	COP	767,094	USD	194	03/25/2022	(679)
Deutsche Bank AG	PEN	2,827	USD	749	03/25/2022	3,679
Deutsche Bank AG	PEN	2,205	USD	570	03/25/2022	(11,324)
Deutsche Bank AG	USD	439	CLP	358,177	03/25/2022	8,198

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	1,132	COP	4,537,862	03/25/2022	$18,308
Deutsche Bank AG	USD	888	COP	3,480,087	03/25/2022	(6,338)
Deutsche Bank AG	USD	164	PEN	637	03/25/2022	3,771
Deutsche Bank AG	INR	157,193	USD	2,087	04/07/2022	10,989
Deutsche Bank AG	CHF	3,467	USD	3,755	04/13/2022	(32,769)
Deutsche Bank AG	EUR	1,605	CHF	1,657	04/13/2022	7,882
Deutsche Bank AG	SGD	1,296	USD	963	04/21/2022	7,220
Deutsche Bank AG	ZAR	29,802	USD	1,950	04/21/2022	23,916
Deutsche Bank AG	USD	5,039	CAD	6,423	04/22/2022	29,277
Deutsche Bank AG	IDR	28,654,240	USD	1,986	04/28/2022	452
Deutsche Bank AG	PHP	41,287	USD	797	04/28/2022	(5,525)
Deutsche Bank AG	USD	3,531	IDR	51,021,556	04/28/2022	4,782
Deutsche Bank AG	USD	602	PHP	30,991	04/28/2022	777
Deutsche Bank AG	CZK	47,577	USD	2,170	05/06/2022	64,326
Deutsche Bank AG	PLN	6,909	USD	1,717	05/06/2022	79,082
Deutsche Bank AG	CNH	17,681	USD	2,765	05/18/2022	(18,389)
Deutsche Bank AG	CAD	6,489	USD	5,117	06/15/2022	(3,359)
Goldman Sachs Bank USA	RUB	284,626	USD	3,761	03/02/2022	1,125,979
Goldman Sachs Bank USA	USD	746	RUB	56,179	03/02/2022	(225,661)
Goldman Sachs Bank USA	BRL	9,550	USD	1,858	03/03/2022	4,436
Goldman Sachs Bank USA	USD	1,174	BRL	6,342	03/03/2022	56,642
Goldman Sachs Bank USA	USD	624	BRL	3,208	03/03/2022	(1,660)
Goldman Sachs Bank USA	USD	499	MXN	10,314	03/24/2022	2,429
Goldman Sachs Bank USA	COP	1,467,185	USD	372	03/25/2022	298
Goldman Sachs Bank USA	PEN	2,252	USD	584	03/25/2022	(9,298)
Goldman Sachs Bank USA	USD	453	CLP	370,184	03/25/2022	8,561
Goldman Sachs Bank USA	USD	213	CLP	169,384	03/25/2022	(1,177)
Goldman Sachs Bank USA	USD	3,625	COP	14,426,418	03/25/2022	30,917
Goldman Sachs Bank USA	USD	2,543	PEN	9,464	03/25/2022	(48,014)
Goldman Sachs Bank USA	IDR	10,857,737	USD	756	04/28/2022	3,820
Goldman Sachs Bank USA	KRW	2,010,116	USD	1,688	04/28/2022	16,948
Goldman Sachs Bank USA	PHP	155,493	USD	2,990	04/28/2022	(33,431)
Goldman Sachs Bank USA	USD	255	IDR	3,677,473	04/28/2022	(129)
Goldman Sachs Bank USA	HUF	240,173	USD	721	05/06/2022	2,083
Goldman Sachs Bank USA	CNH	2,093	USD	330	05/18/2022	278
Goldman Sachs Bank USA	MYR	8,962	USD	2,088	06/16/2022	(43,318)
Goldman Sachs Bank USA	USD	9,469	MYR	40,175	06/16/2022	84,250
Goldman Sachs Bank USA	USD	3,678	MYR	15,401	06/16/2022	(15,963)
HSBC Bank USA	BRL	4,093	USD	766	03/03/2022	(28,663)
HSBC Bank USA	USD	796	BRL	4,093	03/03/2022	(1,902)
HSBC Bank USA	USD	2,314	GBP	1,712	03/17/2022	(17,388)
HSBC Bank USA	NZD	11,140	USD	7,386	03/18/2022	(149,928)
HSBC Bank USA	COP	14,750,192	USD	3,695	03/25/2022	(42,365)
HSBC Bank USA	PEN	16,052	USD	4,146	03/25/2022	(85,539)
HSBC Bank USA	USD	3,335	PEN	12,715	03/25/2022	16,425
HSBC Bank USA	AUD	7,751	USD	5,519	04/28/2022	(115,941)
HSBC Bank USA	JPY	303,209	USD	2,627	04/28/2022	(13,383)
HSBC Bank USA	KRW	2,213,045	USD	1,849	04/28/2022	9,450
HSBC Bank USA	PHP	226,507	USD	4,389	04/28/2022	(14,630)
HSBC Bank USA	TWD	36,414	USD	1,315	04/28/2022	12,831
HSBC Bank USA	USD	2,054	KRW	2,473,736	04/28/2022	1,442
HSBC Bank USA	USD	1,066	KRW	1,274,798	04/28/2022	(6,071)
HSBC Bank USA	USD	3,498	PHP	180,783	04/28/2022	16,570
HSBC Bank USA	TWD	35,548	USD	1,270	04/29/2022	(856)
JPMorgan Chase Bank, NA	SEK	19,322	USD	2,120	03/24/2022	79,064
JPMorgan Chase Bank, NA	USD	858	SEK	7,820	03/24/2022	(31,999)
Morgan Stanley Capital Services, Inc.	NZD	8,939	USD	6,048	03/18/2022	642
Morgan Stanley Capital Services, Inc.	USD	2,212	NZD	3,325	03/18/2022	37,383
Morgan Stanley Capital Services, Inc.	USD	2,253	NZD	3,330	03/18/2022	(239)
Morgan Stanley Capital Services, Inc.	USD	1,750	MXN	36,015	03/24/2022	2,482
Morgan Stanley Capital Services, Inc.	CHF	1,657	USD	1,812	04/13/2022	1,438

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	CHF	1,746	USD	1,890	04/13/2022	$(17,044)
Morgan Stanley Capital Services, Inc.	USD	4,181	ZAR	64,072	04/21/2022	(40,215)
Morgan Stanley Capital Services, Inc.	ZAR	95,528	USD	6,207	04/21/2022	33,370
Morgan Stanley Capital Services, Inc.	CAD	5,887	USD	4,630	04/22/2022	(15,221)
Morgan Stanley Capital Services, Inc.	AUD	3,040	USD	2,174	04/28/2022	(35,788)
Morgan Stanley Capital Services, Inc.	JPY	332,913	USD	2,883	04/28/2022	(16,696)
Morgan Stanley Capital Services, Inc.	USD	1,044	PLN	4,161	05/06/2022	(57,286)
Morgan Stanley Capital Services, Inc.	EUR	9,275	USD	10,578	05/12/2022	150,351
Morgan Stanley Capital Services, Inc.	EUR	3,907	USD	4,374	05/12/2022	(18,544)
Morgan Stanley Capital Services, Inc.	USD	3,439	EUR	3,004	05/12/2022	(61,246)
Morgan Stanley Capital Services, Inc.	USD	1,344	CNH	8,536	05/18/2022	(616)
Morgan Stanley Capital Services, Inc.	MYR	10,669	USD	2,513	06/16/2022	(23,756)
Standard Chartered Bank	IDR	39,892,785	USD	2,763	04/28/2022	(2,244)
Standard Chartered Bank	JPY	2,460,164	USD	21,412	04/28/2022	(13,500)
Standard Chartered Bank	USD	2,898	JPY	332,913	04/28/2022	1,827
State Street Bank & Trust Co.	THB	19,666	USD	604	03/10/2022	2,328
State Street Bank & Trust Co.	THB	435,615	USD	13,063	03/10/2022	(268,192)
State Street Bank & Trust Co.	USD	8,461	THB	280,893	03/10/2022	135,634
State Street Bank & Trust Co.	USD	2,435	THB	78,852	03/10/2022	(21,964)
State Street Bank & Trust Co.	USD	360	NZD	535	03/18/2022	2,209
State Street Bank & Trust Co.	MXN	14,150	USD	677	03/24/2022	(10,909)
State Street Bank & Trust Co.	NOK	2,490	USD	283	03/24/2022	344
State Street Bank & Trust Co.	USD	334	MXN	6,857	03/24/2022	(542)
State Street Bank & Trust Co.	USD	225	NOK	2,000	03/24/2022	2,186
State Street Bank & Trust Co.	USD	502	CHF	464	04/13/2022	4,305
State Street Bank & Trust Co.	USD	958	SGD	1,292	04/21/2022	(5,255)
State Street Bank & Trust Co.	USD	541	ZAR	8,465	04/21/2022	6,474
State Street Bank & Trust Co.	USD	443	ZAR	6,751	04/21/2022	(6,639)
State Street Bank & Trust Co.	ZAR	3,309	USD	213	04/21/2022	(932)
State Street Bank & Trust Co.	CAD	1	USD	1	04/22/2022	(3)
State Street Bank & Trust Co.	USD	361	AUD	499	04/28/2022	1,198
State Street Bank & Trust Co.	USD	513	JPY	59,022	04/28/2022	777
State Street Bank & Trust Co.	CZK	3,937	USD	182	05/06/2022	7,579
State Street Bank & Trust Co.	HUF	73,190	USD	230	05/06/2022	11,044
State Street Bank & Trust Co.	PLN	1,392	USD	334	05/06/2022	3,836
State Street Bank & Trust Co.	USD	405	PLN	1,695	05/06/2022	(2,853)
State Street Bank & Trust Co.	USD	186	EUR	163	05/12/2022	(3,269)
UBS AG	SEK	16,336	USD	1,737	03/24/2022	11,106
UBS AG	USD	1,641	EUR	1,448	04/13/2022	(14,089)
UBS AG	USD	2,215	AUD	3,087	04/28/2022	29,387
UBS AG	USD	658	HUF	206,987	05/06/2022	(38,073)

						$(346,284)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,190	02/15/2024	3 Month LIBOR	2.605%	Quarterly/ Semi-Annual	$593,642	$906,717	$(313,075)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	480,402	568,704	(88,302)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	142,303	205,041	(62,738)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	342,709	570,632	(227,923)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	365,354	389,511	(24,157)
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	149,507	266,103	(116,596)
AUD	8,630	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(757,771)	(601,567)	(156,204)
NZD	9,130	11/16/2030	3 Month BKBM	0.839%	Quarterly/ Semi-Annual	(1,022,947)	(897,619)	(125,328)
USD	4,800	04/01/2031	3 Month LIBOR	1.744%	Semi-Annual/ Quarterly	32,683	—	32,683

						$325,882	$1,407,522	$(1,081,640)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	3.65%	USD	8,770	$576,144	$504,838	$71,306

*	Termination date

VARIANCE SWAPS
Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
USD/JPY 04/19/2022*	6.85%	Maturity	USD	466	$(67,083)	$—	$(67,083)
USD/JPY 04/19/2022*	6.85	Maturity	USD	754	(108,518)	—	(108,518)

					$(175,601)	$—	$(175,601)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $94,114 or 0.0% of net assets.

(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	When-Issued or delayed delivery security.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,740,325 and gross unrealized depreciation of investments was $(13,516,535), resulting in net unrealized appreciation of $34,223,790.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

February 28, 2022 (unaudited)

67.8%	United States
10.6%	Japan
3.3%	Luxembourg
3.0%	Canada
1.7%	United Kingdom
1.2%	France
1.0%	Switzerland
0.9%	China
0.9%	Germany
0.6%	Sweden
0.6%	Mexico
0.5%	Denmark
0.5%	Netherlands
2.1%	Other
5.3%	Short-Term Investments

100.0%	Total Investments

1

All data are as of February 28, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Italy, Jordan, Mongolia, Norway, Portugal, Russia, South Africa, Spain, Turkey, United Arab Emirates and Zambia.

AB Global Risk Allocation Fund, Inc.

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$106,466,037	$—		$106,466,037
Common Stocks:
Information Technology	11,017,923	893,526	—		11,911,449
Financials	6,668,796	4,225,972	—		10,894,768
Health Care	5,765,723	2,168,068	—		7,933,791
Industrials	5,319,925	1,814,082	13,045		7,147,052
Consumer Staples	4,463,611	1,860,093	—		6,323,704
Materials	4,162,340	1,730,037	—		5,892,377
Consumer Discretionary	4,166,607	1,418,246	—		5,584,853
Utilities	2,997,494	1,846,469	—		4,843,963
Energy	2,164,423	1,457,904	—		3,622,327
Communication Services	2,424,920	956,234	—		3,381,154
Real Estate	2,333,814	525,554	0	(a)	2,859,368
Investment Companies	18,391,391	—	0	(a)	18,391,391
Governments - Sovereign Bonds	—	1,242,679	—		1,242,679
Warrants	5,086	—	—		5,086
Preferred Stocks	4,048	—	—		4,048
Short-Term Investments	10,969,780	—	—		10,969,780
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,230,126	—	—		2,230,126

Total Investments in Securities	83,086,007	126,604,901	13,045		209,703,953
Other Financial Instruments(b):
Assets:
Futures	3,688,875	—	—		3,688,875
Forward Currency Exchange Contracts	—	3,427,928	—		3,427,928
Centrally Cleared Interest Rate Swaps	—	2,106,600	—		2,106,600
Centrally Cleared Credit Default Swaps	—	576,144	—		576,144
Liabilities:
Futures	(2,025,683)	—	—		(2,025,683)
Forward Currency Exchange Contracts	—	(3,774,212)	—		(3,774,212)
Centrally Cleared Interest Rate Swaps	—	(1,780,718)	—		(1,780,718)
Variance Swaps	—	(175,601)	—		(175,601)

Total	$84,749,199	$126,985,042	$13,045		$211,747,286

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,456	$28,985	$26,471	$10,970	$0	**
Government Money Market Portfolio*	4,140	22,217	24,127	2,230	0	**
Total	$12,596	$51,202	$50,598	$13,200	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.